FTSD P1 05/16

SUPPLEMENT DATED May 23, 2016

TO THE PROSPECTUS DATED October 1, 2015 OF

Franklin Short Duration U.S. Government ETF

The prospectus is amended as follows:

As approved by the Board of Trustees at a meeting held on May 17, 2016, the Fund’s name will be changed to Franklin Liberty Short Duration U.S. Government ETF, effective June 1, 2016.

Please keep this supplement with your prospectus for reference.

FTSD SA1 05/16

SUPPLEMENT DATED May 23, 2016

TO THE STATement of additional information

 DATED October 1, 2015 OF

Franklin Short Duration U.S. Government ETF

The statement of additional information is amended as follows:

As approved by the Board of Trustees at a meeting held on May 17, 2016, the Fund’s name will be changed to Franklin Liberty Short Duration U.S. Government ETF, effective June 1, 2016.

Please keep this supplement with your prospectus for reference.